ADOPTION OF NEW ACCOUNTING STANDARDS - Analysis of Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments		$ 8,075	$ 8,442
Finance lease liabilities			22,224
Lease liabilities	$ 15,316	25,447	$ 22,224
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Adjustment for contracts re-assessed as finance leases containing variable payments not included in lease liabilities		(1,783)
Adjustment for non-lease components contained within operating lease commitments		(1,508)
Recognition exemption for short-term leases		(1,352)
Recognition exemption for low-value items		(87)
Other adjustments		(122)
Lease liabilities		$ 3,223